Oberweis Micro-Cap Fund

Schedule of Investments (unaudited)

March 31, 2026

		Shares	Value
Equities	97.8%

Aerospace & Defense	1.7%
Ducommun, Inc.*		95,700	$11,675,400
VSE Corp.		32,600	6,011,439
			17,686,839

Banks	2.3%
1st Source Corp.		82,700	5,723,667
FB Financial Corp.		155,400	8,071,476
Nicolet Bankshares, Inc.		71,600	10,641,192
			24,436,335

Beverages	0.6%
The Vita Coco Co., Inc.*		129,500	6,204,345

Biotechnology	3.8%
Catalyst Pharmaceuticals, Inc.*		690,300	17,091,828
Kiniksa Pharmaceuticals International PLC*		305,200	14,695,380
Veracyte, Inc.*		238,500	7,682,085
			39,469,293

Commercial Services & Supplies	1.0%
Interface, Inc.		425,300	10,598,476

Communications Equipment	8.7%
Applied Optoelectronics, Inc.*		1,074,015	90,850,929

Construction & Engineering	6.6%
Argan, Inc.		31,700	17,265,405
Primoris Services Corp.		159,400	22,800,576
Tutor Perini Corp.		377,800	29,162,382
			69,228,363

Consumer Finance	2.5%
Dave, Inc.*		64,022	11,145,590
EZCORP, Inc.*		612,900	15,555,402
			26,700,992

Diversified Consumer Services	2.8%
American Public Education, Inc.*		125,200	7,121,376
Coursera, Inc.*		787,300	4,582,086
Lincoln Educational Services Corp.*		180,500	7,342,740
OneSpaWorld Hldgs. Ltd.		465,400	10,680,930
			29,727,132

Electrical Equipment	6.5%
American Superconductor Corp.*		785,200	26,579,020
Amprius Technologies, Inc.*		561,500	9,466,890
Babcock & Wilcox Enterprises, Inc.*		480,100	7,052,669
Powell Industries, Inc.		32,800	17,747,424
Thermon Group Hldgs., Inc.*		148,300	7,474,320
			68,320,323

Electronic Equipment, Instruments & Components	7.5%
Arlo Technologies, Inc.*		942,800	13,416,044
Benchmark Electronics, Inc.		193,600	10,853,216
Climb Global Solutions, Inc.*		202,800	4,019,496
ePlus, Inc.		131,798	9,917,800
Evolv Technologies Hldgs., Inc.*		1,604,700	9,708,435
Knowles Corp.*		224,600	5,767,728
nLight, Inc.*		347,800	19,831,556
PC Connection, Inc.		92,300	5,395,858
			78,910,133

Energy Equipment & Services	3.0%
Expro Group Hldgs. NV*		435,500	7,582,055
Precision Drilling Corp.*		108,100	10,637,039
ProPetro Hldg. Corp.*		925,000	13,329,250
			31,548,344

Entertainment	2.0%
IMAX Corp.*		553,700	21,046,137

Healthcare Equipment & Supplies	7.0%
Alphatec Hldgs., Inc.*		929,322	10,111,023
Artivion, Inc.*		211,800	7,756,116
Axogen, Inc.*		328,100	10,869,953
Bioventus, Inc.*		601,714	5,493,649
LeMaitre Vascular, Inc.		132,700	14,486,859
LivaNova PLC*		308,900	19,633,684
Tactile Systems Technology, Inc.*		194,300	5,077,059
			73,428,343

Healthcare Providers & Services	2.8%
GeneDx Hldgs. Corp.*		241,800	15,528,396
Pediatrix Medical Group, Inc.*		672,600	14,386,914
			29,915,310

Hotels, Restaurants & Leisure	3.6%
Black Rock Coffee Bar, Inc.*		350,900	4,533,628
Lindblad Expeditions Hldgs., Inc. *		363,200	6,283,360
Rush Street Interactive, Inc.*		1,257,200	27,344,100
			38,161,088

Household Durables	0.9%
M/I Homes, Inc.*		73,200	8,963,340

Information Technology Services	2.8%
Fastly, Inc.*		1,028,000	29,873,680

Insurance	1.3%
Skyward Specialty Insurance Group, Inc.*		314,000	13,715,520

Life Sciences Tools & Services	1.0%
Adaptive Biotechnologies Corp.*		774,600	10,751,448

Machinery	3.3%
Blue Bird Corp.*		373,400	21,205,386
CECO Environmental Corp.*		129,708	7,728,003
The Gorman-Rupp Corp.		90,900	5,647,617
			34,581,006

Media	0.7%
Magnite, Inc.*		620,400	7,370,352

Pharmaceuticals	6.0%
ANI Pharmaceuticals, Inc.*		212,500	16,341,250
CorMedix, Inc.*		1,162,400	7,892,696
Eton Pharmaceuticals, Inc.*		420,900	10,387,812
Liquidia Corp.*		357,200	13,480,728
Phibro Animal Health Corp.		265,800	14,701,398
			62,803,884

Professional Services	1.1%
CRA International, Inc.		34,900	5,649,612
Huron Consulting Group, Inc.*		40,500	5,163,345
IBEX Hldgs. Ltd.*		9,700	260,154
			11,073,111

Semiconductors & Semiconductor Equipment	12.3%
Ambarella, Inc.*		255,300	13,141,568
Camtek Ltd.*		213,580	32,380,864
Diodes, Inc.*		215,300	14,696,378
Silicon Motion Technology Corp. ADS		271,200	30,453,048
Ultra Clean Hldgs., Inc.*		613,300	38,134,994
			128,806,852

Software	2.1%
A10 Networks, Inc.		484,100	11,192,392
Radware Ltd.*		274,700	7,230,104
Red Violet, Inc.*		100,300	3,470,380
			21,892,876

Specialty Retail	2.8%
Boot Barn Hldgs., Inc.*		65,500	9,586,580
National Vision Hldgs., Inc.*		765,600	19,829,040
			29,415,620

Textiles, Apparel & Luxury Goods	0.4%
Rocky Brands, Inc.		113,200	4,383,104

Trading Co. & Distribution	0.7%
NPK International, Inc.*		496,500	7,194,285

Total Equities
(Cost: $650,488,692)			$1,027,057,460

Total Investments	97.8%
(Cost: $650,488,692)			$1,027,057,460

Other Assets in Excess of Liabilities	2.2%		23,151,594

Net Assets - 100%			$1,050,209,054

*	Non-income producing security during the period ended March 31, 2026

ADS - American depositary share

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2026

		Shares	Value
Equities	98.6%

Aerospace & Defense	5.4%
AAR Corp.*		217,300	$23,785,658
Carpenter Technology Corp.		80,100	31,571,415
Leonardo DRS, Inc.		398,500	17,741,220
Mercury Systems, Inc.*		333,600	24,322,776
Moog, Inc.*		39,800	11,647,072
			109,068,141

Automobile Components	2.4%
Dana, Inc.		1,427,000	48,018,550

Banks	1.4%
Ameris Bancorp.		233,500	18,210,665
Seacoast Banking Corp of Florida		336,000	10,177,440
			28,388,105

Biotechnology	2.8%
Arcutis Biotherapeutics, Inc.*		1,211,800	28,550,008
Halozyme Therapeutics, Inc.*		186,200	12,034,106
Veracyte, Inc.*		486,500	15,670,165
			56,254,279

Building Products	0.7%
Zurn Elkay Water Solutions Corp.		312,400	14,008,016

Communications Equipment	15.0%
Applied Optoelectronics, Inc.*		1,071,126	90,606,548
Calix, Inc.*		297,000	14,550,030
Lumentum Hldgs., Inc.*		228,700	160,721,212
Viavi Solutions, Inc.*		525,700	17,495,296
Vistance Networks, Inc.*		960,912	17,488,598
			300,861,684

Commercial Services & Supplies	1.7%
Clean Harbors, Inc.*		117,000	33,547,410

Construction & Engineering	3.0%
Arcosa, Inc.		237,400	25,197,636
Everus Construction Group, Inc.*		289,500	34,178,370
			59,376,006

Consumer Finance	1.4%
FirstCash Hldgs., Inc.		146,800	27,598,400

Diversified Consumer Services	2.5%
Frontdoor, Inc.*		633,800	33,502,668
Grand Canyon Education, Inc.*		103,500	17,598,105
			51,100,773

Electronic Equipment, Instruments & Components	4.3%
Advanced Energy Industries, Inc.		43,600	14,070,156
Fabrinet*		26,700	13,924,584
Littelfuse, Inc.		63,500	21,548,725
Mirion Technologies, Inc.*		659,600	12,261,964
OSI Systems, Inc.*		94,500	25,090,695
			86,896,124

Energy Equipment & Services	1.3%
Solaris Energy Infrastructure, Inc.		471,400	26,638,814

Financial Services	1.9%
Chime Financial, Inc.*		918,800	17,209,124
Remitly Global, Inc.*		1,289,700	20,209,599
			37,418,723

Healthcare Equipment & Supplies	5.8%
Alphatec Hldgs., Inc.*		789,400	8,588,672
Envista Hldgs. Corp.*		590,300	14,975,911
Globus Medical, Inc.*		347,900	29,975,064
ICU Medical, Inc.*		171,500	22,149,225
iRhythm Technologies, Inc.*		138,600	16,357,572
Merit Medical Systems, Inc.*		359,500	24,780,335
			116,826,779

Healthcare Providers & Services	5.9%
Addus HomeCare Corp.*		78,200	7,323,430
Alignment Healthcare, Inc.*		857,300	15,105,626
BrightSpring Health Services, Inc.*		1,026,800	43,751,948
Encompass Health Corp.		245,900	23,785,907
HealthEquity, Inc.*		139,100	11,624,587
Hinge Health, Inc.*		412,816	15,918,185
			117,509,683

Healthcare Technology	1.2%
Waystar Hldg. Corp.*		977,600	23,569,936

Hotels, Restaurants & Leisure	4.2%
Dutch Bros, Inc.*		530,600	26,880,196
Life Time Group Hldgs., Inc.*		1,028,600	27,710,484
Shake Shack, Inc.*		166,500	14,730,255
Super Group SGHC Ltd.		1,342,200	14,495,760
			83,816,695

Household Durables	2.6%
SharkNinja, Inc.*		500,600	53,013,540

Information Technology Services	3.3%
DigitalOcean Hldgs., Inc.*		770,300	66,076,334

Insurance	1.0%
Assurant, Inc.		90,900	19,798,929

Machinery	3.3%
Federal Signal Corp.		237,600	25,694,064
Flowserve Corp.		351,000	25,802,010
SPX Technologies, Inc.*		74,000	14,795,560
			66,291,634

Media	0.8%
The New York Times Co.		187,700	15,716,121

Oil, Gas & Consumable Fuels	2.8%
Core Natural Resources, Inc.		239,300	25,061,889
Magnolia Oil & Gas Corp.		402,900	12,719,553
Matador Resources Co.		277,200	17,513,496
			55,294,938

Passenger Airlines	1.5%
SkyWest, Inc.*		330,800	30,377,364

Pharmaceuticals	0.9%
Indivior PLC*		579,641	17,667,458

Professional Services	1.0%
Genpact Ltd.		518,900	19,329,025

Semiconductors & Semiconductor Equipment	14.2%
Credo Technology Group Hldg. Ltd.*		856,748	80,422,935
Impinj, Inc.*		98,000	10,064,600
Lattice Semiconductor Corp.*		331,936	30,790,383
MACOM Technology Solutions Hldgs., Inc.*		163,800	36,375,066
Nova Ltd.*		122,200	53,069,016
Rambus, Inc.*		436,600	37,560,698
SiTime Corp.*		105,796	36,536,649
			284,819,347

Software	3.8%
Box, Inc.*		655,600	15,498,384
InterDigital, Inc.		37,900	11,445,800
Pegasystems, Inc.		374,400	15,934,464
Q2 Hldgs., Inc.*		322,800	15,268,440
Qualys, Inc.*		105,400	9,259,390
Zeta Global Hldgs. Corp.*		607,700	9,674,584
			77,081,062

Specialty Retail	1.6%
American Eagle Outfitters, Inc.		926,800	15,477,560
Urban Outfitters, Inc.*		279,000	17,674,650
			33,152,210

Textiles, Apparel & Luxury Goods	0.9%
Levi Strauss & Co.		1,032,900	19,098,321

Total Equities
(Cost: $1,472,519,101)			$1,978,614,401

Total Investments	98.6%
(Cost: $1,472,519,101)			$1,978,614,401

Other Assets in Excess of Liabilities	1.4%		28,799,301

Net Assets - 100%			$2,007,413,702

*	Non-income producing security during the period ended March 31, 2026

Oberweis Global Opportunities Fund

Schedule of Investments (unaudited) a

March 31, 2026

		Shares	Value
Equities	98.0%

Canada	2.8%
Aritzia, Inc.*		9,100	$742,601
AtkinsRealis Group, Inc.		13,600	874,991
			1,617,592

China	1.6%
American Superconductor Corp.*		27,500	930,875

Hong Kong	1.0%
Futu Hldgs. Ltd. ADS*		4,300	588,068

Italy	1.1%
De' Longhi SpA*		18,000	632,586

Japan	11.5%
Food & Life Cos. Ltd.*		21,200	1,264,745
Mitsui E&S Co. Ltd.		35,600	1,303,476
Ryohin Keikaku Co. Ltd.		74,000	1,579,131
Sumitomo Pharma Co. Ltd.*		115,800	1,579,793
Taisei Corp.		8,700	901,335
			6,628,480

Norway	2.4%
Storebrand ASA*		77,800	1,404,273

Sweden	1.0%
BHG Group AB*		233,500	573,224

Switzerland	2.6%
Accelleron Industries AG*		16,400	1,482,334

United Kingdom	17.3%
Ashmore Group PLC		286,500	801,669
Ashtead Technology Hldgs. PLC*		247,100	1,373,555
Babcock International Group PLC		38,300	594,606
Cranswick PLC		18,700	1,294,520
Diploma PLC		20,000	1,596,871
Games Workshop Group PLC		7,200	1,702,091
Hiscox Ltd.*		34,500	696,398
IMI PLC*		43,300	1,473,054
Volution Group PLC		61,200	461,734
			9,994,498

United States of America	56.7%
Alphatec Hldgs., Inc.*		42,600	463,488
Ambarella, Inc.*		10,200	525,045
Applied Optoelectronics, Inc.*		31,500	2,664,585
Box, Inc.*		28,400	671,376
Carpenter Technology Corp.		3,600	1,418,940
Catalyst Pharmaceuticals, Inc.*		37,300	923,548
Clean Harbors, Inc.*		4,200	1,204,266
Credo Technology Group Hldg. Ltd.*		27,600	2,590,812
DigitalOcean Hldgs., Inc.*		21,800	1,870,004
Flowserve Corp.		17,700	1,301,127
GeneDx Hldgs. Corp.*		5,500	353,210
Genpact Ltd.		18,400	685,400
Halozyme Therapeutics, Inc.*		9,200	594,596
HealthEquity, Inc.*		7,700	643,489
ICU Medical, Inc.*		5,000	645,750
Impinj, Inc.*		6,700	688,090
LeMaitre Vascular, Inc.		9,500	1,037,115
Lumentum Hldgs., Inc.*		3,800	2,670,488
MACOM Technology Solutions Hldgs., Inc.*		6,300	1,399,041
Merit Medical Systems, Inc.*		8,700	599,691
Pegasystems, Inc.		11,000	468,160
Q2 Hldgs., Inc.*		11,300	534,490
Rambus, Inc.*		15,600	1,342,068
Rush Street Interactive, Inc.*		49,800	1,083,150
SharkNinja, Inc.*		17,100	1,810,890
SkyWest, Inc.*		8,700	798,921
The Vita Coco Co., Inc.*		19,500	934,245
Veracyte, Inc.*		34,200	1,101,582
Waystar Hldg. Corp.*		27,600	665,436
Zeta Global Hldgs. Corp.*		72,000	1,146,240
			32,835,243

Total Equities
(Cost: $46,485,137)			$56,687,173

Total Investments	98.0%
(Cost: $46,485,137)			$56,687,173

Other Assets in Excess of Liabilities	2.0%		1,155,352

Net Assets - 100%			$57,842,525

[a]	Certain securities were fair valued under the discretion of the Board of Trustees

*	Non-income producing security during the period ended March 31, 2026

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Consumer Discretionary	16.2%
Consumer Staples	3.9%
Financials	6.0%
Healthcare	14.9%
Industrials	28.4%
Information Technology	28.6%

Oberweis China Opportunities Fund

Schedule of Investments (unaudited) a

March 31, 2026

		Shares	Value
Equities	96.1%

Banks	8.4%
BOC Hong Kong Hldgs. Ltd.*		220,000	$1,213,743
China Construction Bank Corp.		1,600,000	1,726,736
HSBC Hldgs. PLC		97,200	1,589,157
			4,529,636

Biotechnology	0.6%
BeOne Medicines Ltd.*		15,000	336,486

Broadline Retail	6.7%
Alibaba Group Hldg. Ltd.*		230,000	3,605,132

Capital Markets	1.9%
Hong Kong Exchanges & Clearing Ltd.		20,000	1,008,960

Chemicals	2.2%
Ganfeng Lithium Group Co. Ltd.*		35,000	331,898
Zhejiang NHU Co. Ltd.*		170,060	855,425
			1,187,323

Communications Equipment	3.2%
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co.*		70,000	1,691,550

Construction Materials	1.2%
China Jushi Co. Ltd.*		185,000	661,267

Electrical Equipment	7.1%
Contemporary Amperex Technology Co. Ltd.*		19,000	1,124,155
Harbin Electric Co. Ltd.*		550,000	1,485,432
Sieyuan Electric Co. Ltd.*		7,000	207,032
Wasion Hldgs. Ltd.*		272,000	987,448
			3,804,067

Electronic Equipment, Instruments & Components	12.8%
Delta Electronics, Inc.*		30,000	1,352,711
Elite Material Co. Ltd.*		20,000	1,706,929
Gold Circuit Electronics Ltd.*		28,000	789,541
Kingboard Laminates Hldgs. Ltd.*		240,000	597,637
Shenzhen Sunlord Electronics Co. Ltd.*		65,500	326,352
Unimicron Technology Corp.*		55,000	804,780
Universal Scientific Industrial Shanghai Co. Ltd.*		65,000	317,885
WPG Hldgs. Ltd.*		100,000	280,027
WT Microelectronics Co. Ltd.*		100,000	693,074
			6,868,936

Energy Equipment & Services	1.4%
China Oilfield Services Ltd.*		636,000	728,725

Hotels, Restaurants & Leisure	2.5%
Galaxy Entertainment Group Ltd.*		30,000	135,597
H World Group Ltd.*		24,000	1,206,960
			1,342,557

Insurance	4.7%
AIA Group Ltd.*		95,000	1,055,576
New China Life Insurance Co. Ltd.*		107,000	637,017
Ping An Insurance Group Co of China Ltd.*		108,000	830,436
			2,523,029

Interactive Media & Services	6.5%
Tencent Hldgs. Ltd.*		55,000	3,468,981

Machinery	6.3%
CIMC Enric Hldgs. Ltd.*		666,000	856,155
Sany Heavy Equipment International Hldgs. Co. Ltd.*		78,000	110,757
SBT Ultrasonic Technology Co. Ltd.*		24,000	373,949
Techtronic Industries Co. Ltd.*		36,000	478,089
Tianrun Industry Technology Co. Ltd.*		380,000	503,848
Weichai Power Co. Ltd.*		295,000	1,046,138
			3,368,936

Metals & Mining	5.5%
China Hongqiao Group Ltd.*		185,000	835,683
Chuangxin Industries Hldgs. Ltd.*		140,000	521,651
Jiaxin International Resources Investment Ltd.*		35,200	474,378
Zijin Mining Group Co. Ltd.*		254,000	1,142,619
			2,974,331

Oil, Gas & Consumable Fuels	5.6%
China Shenhua Energy Co. Ltd.*		150,000	887,876
COSCO SHIPPING Energy Transportation Co. Ltd.*		446,000	1,019,841
PetroChina Co. Ltd.*		450,000	617,335
Yankuang Energy Group Co. Ltd.*		250,000	465,477
			2,990,529

Real Estate Management & Development	3.5%
China Resources Mixc Lifestyle Services Ltd.*		180,000	1,087,649
Sun Hung Kai Properties Ltd.		48,500	807,565
			1,895,214

Semiconductors & Semiconductor Equipment	12.5%
ACM Research, Inc.*		13,000	511,550
ASE Technology Hldg. Co. Ltd.*		92,000	1,012,567
Innostar Service, Inc.*		20,000	816,372
Micron Technology, Inc.		700	236,488
Taiwan Semiconductor Manufacturing Co. Ltd.		43,000	2,486,885
WinWay Technology Co. Ltd.*		7,000	1,655,854
			6,719,716

Software	2.0%
Minimax Group, Inc.*		9,000	1,066,865

Technology Hardware, Storage & Peripherals	1.5%
Asia Vital Components Co. Ltd.*		12,000	792,594

Total Equities
(Cost: $40,753,272)			$51,564,834

Short-Term Investments	2.4%
Fidelity Investments Money Market Government Portfolio Class I 3.53%[b]		1,257,236	1,257,236

Total Short-Term Investments
(Cost: $1,257,236)			$1,257,236

Total Investments	98.5%
(Cost: $42,010,508)			$52,822,070

Other Assets in Excess of Liabilities	1.5%		820,446

Net Assets - 100%			$53,642,516

[a]	Certain securities were fair valued under the discretion of the Board of Trustees

[b]	Annualized seven-day effective yield as of March 31, 2026

*	Non-income producing security during the period ended March 31, 2026

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People's Republic of China, Taiwan and Hong Kong)	94.7%
USA	1.4%

Oberweis International Opportunities Fund

Schedule of Investments (unaudited) a

March 31, 2026

		Shares	Value
Equities	97.2%

Australia	6.9%
Charter Hall Group		298,100	$3,884,349
Genesis Minerals Ltd.*		1,683,900	7,085,764
Mineral Resources Ltd.*		118,200	4,540,335
NRW Hldgs. Ltd.		1,142,400	4,232,413
Paladin Energy Ltd.*		422,200	3,362,482
Westgold Resources Ltd.*		656,200	2,760,621
			25,865,964

Austria	1.6%
DO & CO AG*		20,200	3,782,247
UNIQA Insurance Group AG*		130,700	2,289,576
			6,071,823

Canada	16.3%
Aritzia, Inc.*		79,700	6,503,878
AtkinsRealis Group, Inc.		60,700	3,905,291
BRP, Inc.		49,400	3,551,147
Capstone Copper Corp.*		126,700	955,419
CES Energy Solutions Corp.		712,000	9,422,701
Enerflex Ltd.		364,200	7,618,590
Extendicare, Inc.		229,100	4,334,636
First Majestic Silver Corp.		175,000	3,751,348
Groupe Dynamite, Inc.*		92,400	5,087,281
IAMGOLD Corp.*		225,500	4,240,587
OceanaGold Corp.		124,200	3,915,903
Orla Mining Ltd.*		229,200	3,685,719
Toromont Industries Ltd.		28,400	3,976,122
			60,948,622

Denmark	4.5%
ALK-Abello A/S		141,100	4,460,990
FLSmidth & Co A/S		42,200	3,196,923
Jyske Bank A/S		21,100	2,895,394
NKT A/S*		48,600	6,326,795
			16,880,102

Finland	1.0%
Konecranes Oyj		111,600	3,662,639

Germany	3.6%
DWS Group GmbH & Co KGaA*		84,800	5,462,876
flatexDEGIRO AG*		170,600	5,882,959
SUSS MicroTec SE*		34,300	2,039,732
			13,385,567

Italy	2.9%
Brunello Cucinelli SpA*		46,800	4,089,878
De' Longhi SpA*		194,200	6,824,900
			10,914,778

Japan	32.2%
Citizen Watch Co. Ltd.		496,900	5,381,083
Enplas Corp.		44,700	3,470,586
Food & Life Cos. Ltd.*		140,800	8,399,817
Fuji Corp.		125,300	3,826,036
Fukuoka Financial Group, Inc.		90,400	3,461,919
Furukawa Electric Co. Ltd.		15,000	2,879,703
Ibiden Co Ltd.		89,500	4,478,625
INFRONEER Hldgs., Inc.		336,400	4,666,996
Japan Electronic Materials Corp.		38,700	1,371,192
Kinden Corp.		151,300	6,806,759
Kokusai Electric Corp.		46,600	1,575,765
Mitsui E&S Co. Ltd.		239,100	8,754,526
Mitsui Kinzoku Co. Ltd.		38,400	7,283,898
Nissui Corp.		729,400	6,217,928
Organo Corp.		60,400	5,455,056
Ryohin Keikaku Co. Ltd.		259,600	5,539,762
Santec Hldgs. Corp.		20,200	2,232,890
Simplex Hldgs., Inc.		617,600	3,174,998
Sumitomo Pharma Co. Ltd.*		389,600	5,315,089
Systena Corp.		751,900	1,997,534
Taisei Corp.		69,900	7,241,762
Takasago Thermal Engineering Co. Ltd.		202,900	5,640,783
The Bank of Nagoya Ltd.		57,000	2,102,974
The Yokohama Rubber Co. Ltd.*		124,400	4,773,019
Tokyo Ohka Kogyo Co. Ltd.		85,900	4,203,537
Tokyo Seimitsu Co. Ltd.		26,100	2,320,820
Yamaichi Electronics Co. Ltd.		40,800	2,000,977
			120,574,034

Netherlands	4.0%
Koninklijke Heijmans NV*		72,700	6,516,211
SBM Offshore NV*		211,000	8,413,857
			14,930,068

Norway	3.0%
Kitron ASA*		237,500	2,292,550
Storebrand ASA*		504,348	9,103,370
			11,395,920

Spain	1.2%
Unicaja Banco SA*		1,466,900	4,353,228

Sweden	0.9%
Mycronic AB*		143,800	3,379,366

Switzerland	1.9%
Accelleron Industries AG*		79,300	7,167,625

United Kingdom	16.3%
Ashmore Group PLC		1,440,300	4,030,171
Babcock International Group PLC		292,900	4,547,258
Cranswick PLC		55,300	3,828,180
Diploma PLC		83,000	6,627,014
Games Workshop Group PLC		41,350	9,775,206
Genus PLC		81,640	2,588,977
Greencore Group PLC		806,500	2,588,700
Helios Towers PLC*		966,400	2,326,651
Hiscox Ltd.*		140,400	2,834,036
IMI PLC*		216,116	7,352,206
Lion Finance Group PLC		15,200	1,886,657
Molten Ventures PLC*		781,800	4,765,410
Morgan Sindall Group PLC*		69,500	3,803,872
Schroders PLC		477,400	3,675,822
			60,630,160

United States of America	0.9%
Coeur Mining, Inc.		190,772	3,580,790

Total Equities
(Cost: $301,355,295)			$363,740,686

Short-Term Investments	1.9%
Fidelity Investments Money Market Government Portfolio Class I 3.53%[b]		7,481,217	7,481,217

Total Short-Term Investments
(Cost: $7,481,217)			$7,481,217

Total Investments	99.1%
(Cost: $308,836,512)			$371,221,903

Other Assets in Excess of Liabilities	0.9%		3,333,582

Net Assets - 100%			$374,555,485

[a]	Certain securities were fair valued under the discretion of the Board of Trustees

[b]	Annualized seven-day effective yield as of March 31, 2026

*	Non-income producing security during the period ended March 31, 2026

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	0.6%
Consumer Discretionary	14.6%
Consumer Staples	3.4%
Energy	7.7%
Financials	14.1%
Healthcare	4.5%
Industrials	29.5%
Information Technology	9.5%
Materials	12.3%
Real Estate	1.0%

Oberweis Focused International Growth Fund

Schedule of Investments (unaudited) a

March 31, 2026

		Shares	Value
Equities	91.9%

Australia	2.1%
Westpac Banking Corp.*		31,300	$864,971

Finland	2.6%
Metso Oyj*		61,600	1,067,506

France	2.8%
Societe Generale SA*		15,700	1,146,318

Germany	17.6%
Deutsche Telekom AG*		22,100	824,811
DWS Group GmbH & Co. KGaA*		8,500	547,576
E.ON SE*		40,100	878,214
Münchener Rückversicherungs AG*		1,400	884,121
Nordex SE*		19,000	1,029,615
Rheinmetall AG*		300	506,015
SAP SE*		2,600	443,237
Siemens AG		2,400	584,698
Siemens Energy AG		9,000	1,551,982
			7,250,269

Italy	3.1%
UniCredit SpA*		17,700	1,269,812

Japan	27.2%
Advantest Corp		6,100	841,841
Food & Life Cos. Ltd.*		18,600	1,109,635
Hitachi Ltd.		20,500	601,378
Kajima Corp.		16,100	614,194
Kioxia Hldgs. Corp.*		7,000	914,201
Mitsubishi Electric Corp		38,100	1,246,140
Mitsubishi UFJ Financial Group, Inc.		75,100	1,271,738
Shimizu Corp		33,900	608,204
Sony Group Corp.		38,200	796,193
Sumitomo Electric Industries Ltd.		29,700	1,687,557
Sumitomo Corp.		19,200	718,446
Toyota Motor Corp.		36,200	752,502
			11,162,029

Netherlands	3.6%
ASML Hldg. NV		1,100	1,462,672

Spain	2.1%
Iberdrola SA		37,100	849,338

Switzerland	11.3%
ABB Ltd.		12,900	1,048,874
Cie Financiere Richemont SA*		4,700	829,861
Roche Hldg. AG		3,600	1,436,727
Zurich Insurance Group AG*		1,900	1,342,954
			4,658,416

United Kingdom	19.5%
AstraZeneca PLC		8,300	1,623,015
Games Workshop Group PLC		2,600	614,644
GSK PLC		23,300	641,822
HSBC Hldgs. PLC		87,100	1,430,434
Rio Tinto PLC		7,800	723,650
Rolls-Royce Hldgs. PLC*		83,900	1,274,669
Shell PLC		36,900	1,709,059
			8,017,293

Total Equities
(Cost: $36,006,513)			$37,748,624

Short-Term Investments	7.2%
Fidelity Investments Money Market Government Portfolio Class I 3.53%[b]		2,959,544	2,959,544

Total Short-Term Investments
(Cost: $2,959,544)			$2,959,544

Total Investments	99.1%
(Cost: $38,966,057)			$40,708,168

Other Assets in Excess of Liabilities	0.9%		374,466

Net Assets - 100%			$41,082,634

[a]	Certain securities were fair valued under the discretion of the Board of Trustees

[b]	Annualized seven-day effective yield as of March 31, 2026

*	Non-income producing security during the period ended March 31, 2026

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	2.0%
Consumer Discretionary	14.1%
Energy	4.2%
Financials	21.3%
Healthcare	9.0%
Industrials	26.4%
Information Technology	8.9%
Materials	1.8%
Utilities	4.2%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three levels listed below:

●	Level 1 – Quoted prices in active markets for identical securities.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2026:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$1,027,057,460	$1,978,614,401
Level 2 - Equities	-	-
Level 3	-	-
Total Investments	$1,027,057,460	$1,978,614,401

	Global Opportunities Fund	China Opportunities Fund
Level 1 - Equities
Total Asia	$1,518,943	$4,897,859
Total Europe	3,131,147	-
Total North America	34,452,835	-
Total Short-Term Investments	-	1,257,236
Total Level 1	39,102,925	6,155,095
Level 2 - Equities
Total Asia	6,628,480	46,666,975
Total Europe	10,955,768	-
Total Level 2	17,584,248	46,666,975
Level 3	-	-
Total Investments	$56,687,173	$52,822,070

	International Opportunities Fund	Focused International Growth Fund
Level 1 – Equites
Total Europe	$18,033,170	$-
Total North America	64,529,412	-
Total Short-Term Investments	7,481,217	2,959,544
Total Level 1	90,043,799	2,959,544
Level 2 – Equities
Total Asia	120,574,034	11,162,029
Total Australia	25,865,964	864,971
Total Europe	134,738,106	25,721,624
Total Level 2	281,178,104	37,748,624
Level 3	-	-
Total Investments	$371,221,903	$40,708,168

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.